Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund	May 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 95.92%
Corporate Revenue Bonds — 1.81%
Cottonwood
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	$ 966,669
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	2,975,000	2,975,922
		3,942,591
Education Revenue Bonds — 25.80%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/37	850,000	794,937
Series A 4.25% 7/1/47	750,000	686,100
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,267,041
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	253,488
Series A 5.00% 7/1/45	230,000	231,840
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,031,030
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	1,000,000	998,500
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	686,380
Series A 5.75% 8/1/44	585,000	598,087
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	243,131
Series A 5.00% 7/1/47	710,000	724,129

(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	655,343
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	167,039
Series A 5.00% 7/1/44	495,000	497,015
NQ-313 [5/22] 7/22 (2272145)    1

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	$ 1,019,530
Series A 5.00% 7/1/47	800,000	807,896
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	752,625
144A 5.00% 8/1/53 #	570,000	575,073
5.25% 8/1/39	800,000	817,320
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,150,000	1,192,205
5.00% 5/1/47	2,750,000	2,798,950

(Carleton College) 4.00% 3/1/37	635,000	655,828
(Green Bonds) Series A 5.00% 10/1/32	500,000	561,080
(Gustavus Adolphus College) 5.00% 10/1/47	1,000,000	1,053,200
(Macalester College)
3.00% 3/1/40	365,000	337,063
3.00% 3/1/43	325,000	290,927
4.00% 3/1/31	125,000	137,776
4.00% 3/1/32	155,000	169,083
4.00% 3/1/33	150,000	162,627
4.00% 3/1/34	150,000	161,055
4.00% 3/1/35	125,000	133,491
4.00% 3/1/36	125,000	132,825
4.00% 3/1/37	100,000	105,683
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	251,442
4.00% 5/1/25	200,000	200,902
4.00% 5/1/26	100,000	100,360
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	590,115
Series A 5.00% 10/1/32	715,000	783,061
Series A 5.00% 10/1/45	670,000	719,319

(St. John's University) Series 8-I 5.00% 10/1/34	215,000	227,485
(St. Olaf College)
3.00% 10/1/41	530,000	476,269
2    NQ-313 [5/22] 7/22 (2272145)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
4.00% 10/1/50	935,000	$ 951,456
Series 8-G 5.00% 12/1/31	205,000	220,074
Series 8-G 5.00% 12/1/32	205,000	219,863
Series 8-N 4.00% 10/1/34	800,000	818,232
Series 8-N 4.00% 10/1/35	590,000	602,992
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	309,060
Series B 5.00% 10/1/39	770,000	791,406
(University of St. Thomas)
4.00% 10/1/37	800,000	808,696
4.00% 10/1/41	1,000,000	1,003,660
4.00% 10/1/44	950,000	944,822
5.00% 10/1/40	1,365,000	1,489,802
Series A 4.00% 10/1/35	400,000	403,864
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,412,169
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	573,675
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,666,105
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	102,013
Series A 144A 5.50% 7/1/52 #	265,000	273,143
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	215,000	220,237
Series A 5.00% 9/1/43	750,000	763,635
Series A 5.00% 9/1/55	1,000,000	1,007,310
Series A 5.75% 9/1/46	500,000	525,850
Series A 6.00% 9/1/51	3,500,000	3,707,550
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,198,550
Series A 4.125% 9/1/47	1,250,000	1,120,463

(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,536,000
NQ-313 [5/22] 7/22 (2272145)    3

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project) Series A 5.00% 12/1/36	1,000,000	$ 1,073,670
University of Minnesota
Series A 5.00% 11/1/32	985,000	1,154,292
Series A 5.00% 9/1/40	900,000	993,159
Series A 5.00% 9/1/41	620,000	683,519
(State Supported Biomedical Science Research Facilities Funding Program)
Series A 5.00% 8/1/31	1,000,000	1,183,790
Series A 5.00% 8/1/35	2,200,000	2,709,410
Series A 5.00% 8/1/36	300,000	372,675
Woodbury Charter School Lease Revenue
(MSA Building Company) Series A 4.00% 12/1/50	450,000	410,607
(Woodbury Leadership Academy Project)
Series A 4.00% 7/1/51	660,000	554,043
Series A 4.00% 7/1/56	575,000	472,449
		56,325,491
Electric Revenue Bonds — 4.60%
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	498,751
Series A 5.00% 12/1/26	360,000	366,358
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	176,464
5.00% 10/1/28	500,000	534,740
5.00% 10/1/47	745,000	814,278
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/26	500,000	546,970
5.00% 1/1/28	500,000	547,695
5.00% 1/1/29	470,000	513,813
5.00% 1/1/33	225,000	247,075
5.00% 1/1/34	200,000	219,250
Series A 5.00% 1/1/24	335,000	341,020
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	153,450
Series AAA 5.25% 7/1/25 ‡	95,000	88,825
Series CCC 5.25% 7/1/27 ‡	650,000	607,750
Series WW 5.00% 7/1/28 ‡	585,000	544,050
Series XX 4.75% 7/1/26 ‡	105,000	97,256
4    NQ-313 [5/22] 7/22 (2272145)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40 ‡	295,000	$ 275,825
Series XX 5.75% 7/1/36 ‡	370,000	348,725
Series ZZ 4.75% 7/1/27 ‡	85,000	78,731
Series ZZ 5.25% 7/1/24 ‡	130,000	121,550
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	504,500
Series A 5.00% 12/1/35	500,000	559,870
Series A 5.00% 12/1/36	520,000	581,318
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	434,416
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	831,920
		10,034,600
Healthcare Revenue Bonds — 30.10%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	381,588
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	794,169
5.00% 9/1/43	535,000	540,222
5.00% 9/1/58	1,175,000	1,178,396
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	535,000	344,305
4th Tier Series D 7.00% 1/1/37	490,000	354,162
4th Tier Series D 7.25% 1/1/52	1,495,000	1,000,200
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,182,861
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	1,475,000	1,326,482
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35	645,000	435,246
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	207,322
NQ-313 [5/22] 7/22 (2272145)    5

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
5.00% 9/1/52	1,500,000	$ 1,320,000
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,402,410
Crookston Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	983,160
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	870,000	870,409
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	329,580
Series A 5.00% 4/1/40	315,000	307,355
Series A 5.00% 4/1/48	185,000	174,251
Duluth Economic Development Authority
(Benedictine Health System) Series A 4.00% 7/1/41	930,000	881,119
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,500,000	2,524,975
Series A 5.00% 2/15/48	1,590,000	1,678,086
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/38	400,000	400,556
Series A 4.00% 6/15/39	250,000	249,745
Series B 5.25% 6/15/52	1,000,000	1,068,610
Unrefunded Balance 6.00% 6/15/39	975,000	976,648
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	185,006
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	695,805
(St. John's Lutheran Home of Albert Lea Project) 5.375% 10/1/44	90,000	75,007
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,156,097
5.00% 5/1/26	1,300,000	1,414,218
5.00% 5/1/29	500,000	540,195

6    NQ-313 [5/22] 7/22 (2272145)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care Facilities Revenue

(North Memorial Health Care) 5.00% 9/1/30	610,000	$ 641,580
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	955,690
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	984,600
Series A 5.00% 11/15/33	1,200,000	1,259,040
Series A 5.00% 11/15/34	500,000	523,345
Series A 5.00% 11/15/44	1,000,000	1,036,600
Series A 5.00% 11/15/49	1,450,000	1,536,086
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,708,109
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	453,848
Morris Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	418,915
4.20% 8/1/49	1,500,000	1,209,240
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 5.25% 12/1/23	175,000	177,284
Rochester Health Care Facilities Revenue
(Mayo Clinic) 5.00% 11/15/57	4,000,000	4,522,600
Rochester, Minnesota
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	950,000	977,873
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.25% 9/1/22	1,080,000	1,082,624
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	746,567
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	131,098
NQ-313 [5/22] 7/22 (2272145)    7

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.00% 9/1/34	105,000	$ 108,148
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	250,000	245,610
5.00% 5/1/48	3,900,000	4,156,230
Series A 4.00% 5/1/37	1,440,000	1,451,491
Series A 5.00% 5/1/46	2,000,000	2,080,480
St. Joseph Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	937,130
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	649,670
Series A 5.00% 11/15/47	485,000	510,380
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,342,031
Series A 5.00% 7/1/29	1,000,000	1,056,030
Series A 5.00% 7/1/32	900,000	940,905
Series A 5.00% 7/1/33	1,540,000	1,608,530
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Obligated Group) Series A 4.00% 11/1/42	700,000	588,840
(Episcopal Homes Project) 5.125% 5/1/48	1,700,000	1,686,655
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	937,330
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,378,170
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	457,530
4.00% 8/1/38	500,000	468,195
4.00% 8/1/39	400,000	371,708
4.00% 8/1/44	700,000	627,592
8    NQ-313 [5/22] 7/22 (2272145)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/54	750,000	$ 755,265
		65,701,204
Housing Revenue Bonds — 1.63%
Bethel Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	931,540
Minnesota Housing Finance Agency
Series I 2.20% 1/1/51	640,000	486,221
(State Appropriation - Housing Infrastructure) Series C 5.00% 8/1/33	100,000	105,977
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,279,960
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	750,037
		3,553,735
Lease Revenue Bonds — 2.43%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,803,375
Series A 5.00% 6/1/43	1,000,000	1,029,590
Minnesota Housing Finance Agency
(State Appropriation - Housing Infrastructure)
Series C 5.00% 8/1/32	1,415,000	1,500,183
Series D 5.00% 8/1/31	830,000	980,330
		5,313,478
Local General Obligation Bonds — 7.63%
Anoka-Hennepin Independent School District No. 11
Series A 3.00% 2/1/43	500,000	468,395
Duluth General Obligation Entertainment Convention Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,099,190
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	466,123
Series A 4.20% 3/1/34	750,000	731,602
Hennepin County
Series A 5.00% 12/1/33	1,000,000	1,184,750
NQ-313 [5/22] 7/22 (2272145)    9

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Hennepin County
Series A 5.00% 12/1/37	910,000	$ 1,021,803
Series C 5.00% 12/1/37	2,500,000	2,783,475
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,080,040
Series A 5.00% 2/1/29	1,000,000	1,078,960
Series A 5.00% 2/1/31	1,000,000	1,078,690
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	160,000	167,888
Series A 4.00% 2/1/37	215,000	223,957
Series A 4.00% 2/1/38	220,000	228,164
Series B 4.00% 2/1/36	335,000	351,516
Series B 4.00% 2/1/37	445,000	463,539
Series B 4.00% 2/1/38	465,000	482,256
Series B 5.00% 2/1/40	620,000	726,838
Wayzata Independent School District No. 284
(School Building) Series A 5.00% 2/1/28	650,000	729,690
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	2,595,000	2,286,558
		16,653,434
Pre-Refunded/Escrowed to Maturity Bonds — 4.54%
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23 §	500,000	520,385
Duluth Economic Development Authority
(St. Luke’s Hospital of Duluth Obligated Group) 5.75% 6/15/32-22 §	2,000,000	2,003,220
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/25-22 §	325,000	328,984
Series 7-Q 5.00% 10/1/26-22 §	280,000	283,433
Rice County Educational Facilities Revenue
(Shattuck-St. Mary's School) Series A 144A 5.00% 8/1/22 #	1,520,000	1,529,622
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	351,061
5.00% 7/1/27-23 §	245,000	253,548
5.00% 7/1/28-23 §	225,000	232,850
10    NQ-313 [5/22] 7/22 (2272145)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	$ 299,753
Series A 5.00% 11/15/30-25 §	205,000	223,452
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30-24 §	500,000	525,290
Series A 5.00% 1/1/33-24 §	750,000	787,935
Series A 5.00% 1/1/34-24 §	450,000	472,761
Series A 5.00% 1/1/40-24 §	2,000,000	2,101,160
		9,913,454
Special Tax Revenue Bonds — 4.58%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	253,093
Minneapolis Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	200,576
4.00% 3/1/30	260,000	260,255
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	703,220
4.00% 3/1/27	650,000	651,865
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.583% 7/1/46 ^	3,770,000	1,147,098
Series A-1 4.75% 7/1/53	3,155,000	3,174,245
Series A-1 5.00% 7/1/58	275,000	280,283
Series A-1 5.216% 7/1/51 ^	1,734,000	383,127
Series A-2 4.536% 7/1/53	3,000,000	2,952,210
		10,005,972
State General Obligation Bonds — 7.74%
Commonwealth of Puerto Rico
2.807% 11/1/43	1,681,722	872,393
(Restructured)
Series A-1 4.00% 7/1/41	355,064	337,282
Series A-1 4.00% 7/1/46	369,262	345,471
Minnesota State
Series A 5.00% 8/1/27	750,000	820,073
Series A 5.00% 8/1/29	1,000,000	1,088,610
Series A 5.00% 9/1/31	1,250,000	1,509,638
NQ-313 [5/22] 7/22 (2272145)    11

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State
Series A 5.00% 8/1/33	660,000	$ 752,235
Series A 5.00% 8/1/34	2,185,000	2,486,508
Series D 5.00% 8/1/25	820,000	896,883
Series D 5.00% 8/1/26	1,000,000	1,117,640
Series D 5.00% 8/1/27	1,000,000	1,118,910
Series E 5.00% 10/1/26	1,085,000	1,217,012
(Various Purposes)
Series A 4.00% 9/1/40	530,000	565,409
Series A 5.00% 8/1/32	1,915,000	2,038,249
Series A 5.00% 8/1/38	1,000,000	1,133,220
Series A 5.00% 8/1/38	500,000	588,830
		16,888,363
Transportation Revenue Bonds — 4.10%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Senior) Series C 5.00% 1/1/46	185,000	197,203
(Subordinate)
Series A 5.00% 1/1/32	500,000	514,415
Series A 5.00% 1/1/49	5,500,000	5,952,925
Series B 5.00% 1/1/49 (AMT)	2,150,000	2,284,310
		8,948,853
Water & Sewer Revenue Bonds — 0.96%
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis–St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,032,019
Series C 4.00% 3/1/32	1,000,000	1,068,100
		2,100,119
Total Municipal Bonds (cost $215,538,294)		209,381,294

Short-Term Investments — 1.95%
Variable Rate Demand Notes — 1.95%¤
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-1A 0.60% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	1,750,000	1,750,000
12    NQ-313 [5/22] 7/22 (2272145)

(Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-2 0.62% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	2,505,000	$ 2,505,000
Total Short-Term Investments (cost $4,255,000)		4,255,000
Total Value of Securities—97.87% (cost $219,793,294)		213,636,294

Receivables and Other Assets Net of Liabilities—2.13%		4,643,712
Net Assets Applicable to 21,121,302 Shares Outstanding—100.00%		$218,280,006
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2022, the aggregate value of Rule 144A securities was $8,045,476, which represents 3.69% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2022.
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar
NQ-313 [5/22] 7/22 (2272145)    13